Label	Element	Value
BNY Mellon International Core Equity Fund
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Fund Summary
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 12 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 75.76% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	75.76%
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that are located in the foreign countries represented in the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index and Canada. The fund may invest up to 20% of its assets in securities of issuers located in emerging market countries. The fund may, from time to time, invest a significant portion (more than 20%) of its total assets in securities of companies in certain countries.

The fund's sub-adviser, Newton Investment Management North America, LLC, an affiliate of BNY Mellon Investment Adviser, Inc., employs a bottom-up investment approach using proprietary quantitative models and traditional qualitative analysis to identify attractive stocks for the fund. The fund's sub-adviser seeks to allocate country weights generally in accordance with the MSCI EAFE Index, but deviations from the MSCI EAFE Index country weightings may occur. The sub-adviser uses the sector allocations of the MSCI EAFE Index as a guide, but allocations may differ from those of the MSCI EAFE Index. The fund's stock selection process is designed to produce a diversified portfolio that, relative to the MSCI EAFE Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

The fund typically sells a company's stock when the fund's sub-adviser determines that the company appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the sub-adviser's expectations.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.bny.com/investments
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	During the periods shown in the chart: Best Quarter 2022, Q4: 19.82 Worst Quarter 2020, Q1: (23.97)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/25)
BNY Mellon International Core Equity Fund | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

BNY Mellon International Core Equity Fund | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon International Core Equity Fund | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon International Core Equity Fund | · Risks of stock investing
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

BNY Mellon International Core Equity Fund | · Foreign investment risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Foreign investment risk: To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive and less publicly available company information, political and economic instability and differing auditing, accounting and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

BNY Mellon International Core Equity Fund | · Emerging market risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Emerging market risk: The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. Special risks associated with investments in emerging market issuers may include a lack of publicly available information, a lack of uniform disclosure, auditing, accounting and financial reporting and recordkeeping standards and limited investor protections applicable in developed economies. The risks also may include unpredictable political and economic policies, additional transaction costs, delays in settlement procedures, unexpected market closures, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions or restrictions on certain investments by other countries, such as the United States.

BNY Mellon International Core Equity Fund | · Foreign currency risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Foreign currency risk: Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Foreign currencies, particularly the currencies of emerging market countries, are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

BNY Mellon International Core Equity Fund | · Liquidity risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

BNY Mellon International Core Equity Fund | · Country, company, industry and market sector risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Country, company, industry and market sector risk: The fund may be overweighted or underweighted, relative to the MSCI EAFE Index, in certain countries, companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to positive or negative developments affecting those countries, companies, industries or sectors. In addition, the fund may, from time to time, invest a significant portion (more than 20%) of its total assets in securities of companies located in particular countries, depending on such country's representation within the MSCI EAFE Index.

BNY Mellon International Core Equity Fund | · Market risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

BNY Mellon International Core Equity Fund | · Management risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	• Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.
BNY Mellon International Core Equity Fund | MSCI EAFE® Index reflects no deductions for fees, expenses or taxes
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI EAFE® Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	31.22%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.92%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.18%
BNY Mellon International Core Equity Fund | A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIEAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Component1 Other Expenses	oef_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	oef_Component2OtherExpensesOverAssets	0.25%
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	0.40%	[2]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.75%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.56%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.43%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.13%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 30, 2027
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 684
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	1,000
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,338
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,290
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	684
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	1,000
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,338
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,290
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	19.82%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(23.97%)
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	23.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.03%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.27%
Annual Return [Percent]	oef_AnnlRtrPct	(1.72%)
Annual Return [Percent]	oef_AnnlRtrPct	27.99%
Annual Return [Percent]	oef_AnnlRtrPct	(16.80%)
Annual Return [Percent]	oef_AnnlRtrPct	22.15%
Annual Return [Percent]	oef_AnnlRtrPct	7.23%
Annual Return [Percent]	oef_AnnlRtrPct	9.16%
Annual Return [Percent]	oef_AnnlRtrPct	(15.59%)
Annual Return [Percent]	oef_AnnlRtrPct	16.73%
Annual Return [Percent]	oef_AnnlRtrPct	1.17%
Annual Return [Percent]	oef_AnnlRtrPct	30.65%
BNY Mellon International Core Equity Fund | A | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns after taxes on distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	21.34%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.99%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.60%
BNY Mellon International Core Equity Fund | A | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns after taxes on distributions and sale of fund shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.63%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.17%
BNY Mellon International Core Equity Fund | C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIECX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.75%
Component1 Other Expenses	oef_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	oef_Component2OtherExpensesOverAssets	0.25%
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	0.62%	[2]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.97%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.53%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.65%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.88%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 30, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 291
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	726
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,287
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,817
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	191
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	726
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,287
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,817
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	28.67%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.49%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.09%
BNY Mellon International Core Equity Fund | I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIERX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Component1 Other Expenses	oef_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	oef_Component2OtherExpensesOverAssets	0.00%
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	0.39%	[2]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.30%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.42%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.88%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 30, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	371
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	673
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,531
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	90
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	371
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	673
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,531
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	30.96%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.57%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.18%
BNY Mellon International Core Equity Fund | Y
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIEYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Component1 Other Expenses	oef_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	oef_Component2OtherExpensesOverAssets	0.00%
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	0.29%	[2]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.20%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.32%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.88%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 30, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	349
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	629
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,426
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	90
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	349
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	629
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,426
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	30.98%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.57%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.18%

[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
[2]	Acquired fund fees and expenses are incurred indirectly by the fund as a result of its investments in other investment companies (underlying funds). These fees and expenses are not included in the Financial Highlights tables; accordingly, total annual fund operating expenses do not correlate to the ratio of total expenses to average net assets in the Financial Highlights tables.
[3]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until January 30, 2027, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .87%. On or after January 30, 2027, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.